Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
2024	$ 172,811
2025	170,015
2026	149,190
2027	163,533
2028	9,853
Thereafter	8,848
Total	$ 674,250